Lease liabilities - Additional information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 5,331	$ 5,706	$ 2,885
Financial expenses on leases	4,311	4,739	2,574
Financial expenses on leases capitalized in Property, plant and equipment	1,020	967	311
Total charges recorded in comprehensive income and capitalizations	$ 10,953	$ 11,764	$ 13,886